21. ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income Loss Details
Cumulative foreign currency translation	$ (48,454)	$ (61,371)
Gross unamortized experience gain – post employment liability	786	786
Tax effect unamortized experience gain – post employment liability	(208)	(208)
Gross unrealized gains on investments	11	7
Accumulated other comprehensive loss	$ (47,865)	$ (60,786)